Pensions and other post-employment benefits - Summary of Weighted Average Duration Defined Benefit Obligation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	10 years	11 years	11 years
Post-retirement benefits
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	9 years	9 years	10 years